Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2014	Dec. 31, 2013
Series B redeemable convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Series B redeemable convertible preferred stock, shares authorized	10,000,000	10,000,000
Series B redeemable convertible preferred stock, shares issued	8,671,040	8,859,978
Series B redeemable convertible preferred stock, shares outstanding	8,671,040	8,859,978
Temporary Equity, Liquidation Preference	$ 14,042,000	$ 13,022,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	445,000,000	445,000,000
Common stock, shares issued	199,159,093	182,535,562
Common stock, shares outstanding	199,159,093	182,535,562